UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE QUARTER ENDED:  DECEMBER 31, 1999

Report for the Calendar Year or Quarter Ended	December, 1999


(Please read instructions before preparing form.)
If amended report check here:	[       ]; Amendment Number:
This Amendemnt (Check only one): [       ] is a restatement
				        [      ] adds new holding entries.

Institutional Investment Manager filing this Report:

Name:			Wafra Investment Advisory Group, Inc.
Address:		345 Park Avenue, 41st Floor, New York, NY  10154-
0101

13F File Number:	28-4268

The institutional investment manager filing this report and the person by whom it is signed hereby represent that that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of the Form.

Person signing this Report on Behalf of Reporting Manager:
Name:		Anthony G. Barbuto
Title:		Chief Financial Officer
Phone:		212 759-3700
Signature, Place, and Date of Signing:
Anthony G. Barbuto	New York, New York	February 10, 2000

Report Type (Check only one.):

[ X ]	13 F Holdings Report

[    ]	13 F Notice

[    }	13 F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIIES EXCHANGE
ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0

Form 13F Information Table Entry Total		170

Form 13F Information Table Value Total:		$513,090


                                                        FORM 13F
(SEC USE ONLY)
                                                        ########
                                                        Name of Reporting Manager
                                                        Item 6:
Item 8:
Item 1:         Item 2: Item 3: Item 4: Item 5:         Investment Discretion   Item 7:
Voting Authority Shares
                 Title           Fair   Shares of       (a) Sole(b) Shar(c) SharManagers
Name of Issuer  of ClassCusip NoMarket VPrincipal               As Defin Other  See
Inst(a) Sole(b) Shar(c) None
                                                                in Instr. V

A T & T Corp.     COM   00195710#######  122,850  8.5      X                     Wafra I
X
Abercrombie & Fi  COM   00289620#######   24,000           X                    Wafra In
X
Activision Inc.   COM   00493020#######   37,500 75.5625   X                     Wafra I
X
Advanced Digital  COM   00752510#######   20,500    34.5   X                     Wafra I
X
Aflac Inc.        COM   00105510#######   18,000 26.8125   X                     Wafra I
X
America Online I  COM   02364J10#######  132,600           X                    Wafra In
X
American Express  COM   02581610#######   36,900           X                    Wafra In
X
American Interna  COM   02687410#######   76,625      21   X                     Wafra I
X
American Woodmar  COM   03050610#######   29,300           X                    Wafra In
X
Amgen Inc.        COM   03116210#######  101,900    15.5   X                     Wafra I
X
Apache Corp.      COM   03741110#######   48,400       1   X                     Wafra I
X
Applied Material  COM   03822210#######   50,800   3.625   X                     Wafra I
X
Applied Science   COM   03823610#######   12,000           X                    Wafra In
X
Associates First  COM   04600810#######   22,500           X                    Wafra In
X
AT&T Corp.-Liber  COM   00195720#######   17,000  4.4375   X                     Wafra I
X
Atlas Air Inc.    COM   04916410#######   25,000           X                    Wafra In
X
ATMI Inc.         COM   00207R10#######   24,000  77.625   X                     Wafra I
X
Bank of America   COM   06050510#######  118,600   7.875   X                     Wafra I
X
Barrett Resource  COM   06848020#######   10,000           X                    Wafra In
X
Bea Systems       COM   07332510#######   12,000   40.75   X                     Wafra I
X
Bestfoods         COM   08658U10#######   65,400   15.25   X                    Wafra In
X
Bradlees Inc.     COM   10449920#######   63,500   37.31   X                     Wafra I
X
Bristol-Myers Sq  COM   11012210#######  111,900           X                    Wafra In
X
Broadwing Inc.    COM   11162010#######   25,000 23.1875   X                     Wafra I
X
Butler Int'l Inc  COM   12364910#######   66,650  14.625   X                     Wafra I
X
Cabot Oil & Gas   COM   12709710#######   36,200   64.25   X                     Wafra I
X
Carey Internatio  COM   14175010#######   10,000    9.25   X                     Wafra I
X
Centurytel Inc.   COM   15670010#######   74,800   42.25   X                     Wafra I
X
Charter Communic  COM   16117M10#######   41,500    9.12   X                     Wafra I
X
Chase Manhattan   COM   16161A10#######   78,900     3.5   X                     Wafra I
X
Chevron Corp.     COM   16675110#######   52,500    9.37   X                     Wafra I
X
Ciber Inc.        COM   17163B10#######   33,000      13   X                     Wafra I
X
Cisco Systems In  COM   17275R10#######  167,500  16.375   X                     Wafra I
X
Citigroup Inc     COM   17296710#######  192,900           X                    Wafra In
X
CK Witco Corpora  COM   12562C10#######   25,000      16   X                     Wafra I
X
Clearnet Communi  COM   18490210#######   20,000           X                    Wafra In
X
Cnet Inc.         COM   12594510#######   25,200           X                     Wafra I
X
Coastal Corp.     COM   19044110#######   57,900           X                    Wafra In
X
Coca-Cola Compan  COM   19121610#######   99,300    2.37   X                     Wafra I
X
Colgate-Palmoliv  COM   19416210#######   82,200 37.9375   X                     Wafra I
X
Computer Horizon  COM   20590810#######   42,500    6.25   X                     Wafra I
X
Core Laboratorie  COM   2182531 #######   53,600           X                    Wafra In
X
Cornell Correcti  COM   21914110#######   50,500   18.25   X                     Wafra I
X
Countrywide Cred  COM   22237210#######   25,000      38   X                     Wafra I
X
Crescent Real Es  COM   14441K10#######   40,200    13.5   X                     Wafra I
X
CVS Corp.         COM   12665010#######  120,600   42.19   X                     Wafra I
X
Dayton Hudson Co  COM   23975310#######   68,800      11   X                     Wafra I
X
Dell Computer Co  COM   24702510#######  149,500      30   X                     Wafra I
X
Dendrite Interna  COM   24823910#######   15,000           X                    Wafra In
X
Dial Corp.        COM   25247D10#######   33,400 20.4375   X                     Wafra I
X
Digital Lightwav  COM   25385510#######   13,500   47.75   X                     Wafra I
X
Dover Corporatio  COM   26000310#######   94,700   15.75   X                     Wafra I
X
Dow Chemical      COM   26054310#######   40,600           X                    Wafra In
X
E Trade Group In  COM   26924610#######   22,000           X                    Wafra In
X
E.Spire Communic  COM   26915310#######   65,000           X                    Wafra In
X
Eccs Inc.         COM   26825H10#######   15,000    4.25   X                     Wafra I
X
Edelbrock Corp.   COM   27943410#######   17,200 10.3125   X                     Wafra I
X
EMC Corp/Mass     COM   26864810#######   66,100   4.875   X                     Wafra I
X
Enron Corp.       COM   29356110#######  121,700   7.625   X                     Wafra I
X
Equitable Resour  COM   29454910#######   21,100           X                    Wafra In
X
Equity Residenti  COM   29476L10#######   29,100  11.625   X                     Wafra I
X
Exchange Applica  COM   30086710#######   12,500 22.1875   X                     Wafra I
X
Express Scripts   COM   30218210#######   15,500   6.625   X                     Wafra I
X
Exxon Mobil Corp  COM   30231G10#######  131,999    7.25   X                     Wafra I
X
Fannie Mae        COM   31358610#######  107,700   46.25   X                     Wafra I
X
Federal Agric MT  COM   31314830#######   32,500   48.19   X                     Wafra I
X
Federated Depart  COM   31410H10#######   94,200    10.5   X                     Wafra I
X
Fei Company       COM   30241L10#######   10,500           X                     Wafra I
X
First Industrial  COM   32054K10#######   32,700   7.125   X                     Wafra I
X
Flow Intl Corp.   COM   34346810#######   52,000    23.5   X                     Wafra I
X
FPL Group Inc.    COM   30257110#######   71,900 29.4375   X                     Wafra I
X
Gannett Co.       COM   36473010#######   52,800  44.375   X                     Wafra I
X
General Electric  COM   36960410#######  132,300           X                     Wafra I
X
GTE Corp.         COM   36232010#######   82,800           X                     Wafra I
X
Hasbro Inc.       COM   41805610#######  130,400  50.875   X                     Wafra I
X
Healthcare Servi  COM   42190610#######   79,000           X                     Wafra I
X
Healthsouth Corp  COM   42192410#######  115,000  21.125   X                     Wafra I
X
Heico Corp-Cl A   COM   42280620#######   39,000 25.0625   X                     Wafra I
X
Home Depot Inc.   COM   43707610#######  138,300    9.25   X                     Wafra I
X
Horizon Organic   COM   44043T10#######   65,000  4.9375   X                     Wafra I
X
Household Int'l   COM   44181510#######  107,000  10.125   X                     Wafra I
X
ICOS Corporation  COM   44929510#######   22,800   5.125   X                     Wafra I
X
Impath Inc.       COM   45255910#######   27,500           X                     Wafra I
X
Ingersoll-Rand C  COM   45686610#######   60,600           X                     Wafra I
X
Inktomi Corp.     COM   45727710#######   30,200           X                     Wafra I
X
Intel Corp.       COM   45814010#######  172,900      20   X                     Wafra I
X
Interactive Pict  COM   45839N10#######   20,000 62.5625   X                     Wafra I
X
Int'l Business M  COM   45920010#######   65,800  4.5625   X                     Wafra I
X
IXL Enterprises   COM   45071810#######   22,000           X                     Wafra I
X
Johnson & Johnso  COM   47816010#######   78,500      41   X                     Wafra I
X
Keebler Foods Co  COM   48725610#######   29,000           X                     Wafra I
X
Keystone Automot  COM   49338N10#######   32,500 17.9375   X                     Wafra I
X
Kroll O'Gara Com  COM   50105010#######   64,000   22.75   X                     Wafra I
X
Legato Systems I  COM   52465110#######   11,000  42.625   X                     Wafra I
X
Lilly (Eli) & Co  COM   53245710#######   49,000 17.9375   X                     Wafra I
X
Lucent Technolog  COM   54946310#######  148,400  42.625   X                     Wafra I
X
Lycos Inc.        COM   55081810#######   10,000   22.75   X                     Wafra I
X
Mack-Cali Realty  COM   55448910#######   30,600  42.625   X                     Wafra I
X
Matthew Int'l Co  COM   57712810#######   27,800  20.875   X                     Wafra I
X
MCI Worldcom Inc  COM   55268B10#######  140,250 17.9375   X                     Wafra I
X
McLeodusa Inc. C  COM   58226610#######   10,000  20.875   X                     Wafra I
X
Medical Manager   COM   58461U10#######   12,500    11.5   X                     Wafra I
X
Meditrust Corp.   COM   58501T30#######   35,900           X                     Wafra I
X
Merck & Co. Inc.  COM   58933110#######  108,600           X                     Wafra I
X
Metris Companies  COM   59159810#######   27,000           X                     Wafra I
X
Microsoft Corp.   COM   59491810#######  176,400           X                     Wafra I
X
Microtouch Syste  COM   59514510#######   31,500           X                     Wafra I
X
Moog Inc -CL A    COM   61539420#######   24,500           X                     Wafra I
X
Morgan St Dean W  COM   61744644#######   53,200           X                     Wafra I
X
Motorola Inc.     COM   62007610#######   36,200           X                     Wafra I
X
Mutual Risk Mana  COM   62835110#######   10,000           X                     Wafra I
X
Nationwide Finan  COM   63861210#######   23,500           X                     Wafra I
X
Net Bank Inc      COM   64093310#######   19,800           X                     Wafra I
X
Netratings Inc.   COM   64116M10#######   25,000           X                     Wafra I
X
Nextcard Inc.     COM   65332K10#######   28,000           X                     Wafra I
X
Nvidia Corp.      COM   67066G10#######   19,000           X                     Wafra I
X
OM Group Inc.     COM   67087210#######   23,400           X                     Wafra I
X
On Technology Co  COM   68219P10#######   20,000           X                     Wafra I
X
Orthofix Int'l N  COM   N6748L10#######   64,900           X                     Wafra I
X
Pacific Sun Wear  COM   69487310#######   21,050           X                     Wafra I
X
Pathogenesis Cor  COM   70321E10#######   25,000           X                     Wafra I
X
Patterson Energy  COM   70341410#######   20,000           X                     Wafra I
X
Pepsico Inc.      COM   71344810#######  105,800           X                     Wafra I
X
Pfizer Inc.       COM   71708110#######  138,800           X                     Wafra I
X
Phillip Morris C  COM   71815410#######  147,000           X                     Wafra I
X
Phillips Petrole  COM   71850710#######   16,000           X                     Wafra I
X
Plantronics Inc.  COM   72749310#######   19,000           X                     Wafra I
X
PRI Automation    COM   69357H10#######   15,500           X                     Wafra I
X
Pride Internatio  COM   74193210#######   15,000           X                     Wafra I
X
Princeton Video   COM   74247610#######  123,752           X                     Wafra I
X
Procter & Gamble  COM   74271810#######   83,400           X                     Wafra I
X
QuickSilver Inc.  COM   74838C10#######   42,500           X                     Wafra I
X
Radian Group Inc  COM   75023610#######   18,000           X                     Wafra I
X
Radisys Corp.     COM   75045910#######   12,000           X                     Wafra I
X
Ralston-Ralston   COM   75127730#######   30,000           X                     Wafra I
X
Reckson Associat  COM   75621K10#######   48,100           X                     Wafra I
X
Rohm & Haas Co.   COM   77537110#######   36,300           X                     Wafra I
X
S1 Corporation    COM   78463B10#######   22,400           X                     Wafra I
X
Safeway Inc.      COM   78651420#######  114,200           X                     Wafra I
X
Saks Inc.         COM   79377W10#######  385,327           X                     Wafra I
X
Santa Cruz Opera  COM   80183310#######   32,500           X                     Wafra I
X
Sawtek Inc.       COM   80546810#######   13,000           X                     Wafra I
X
SBC Communicatio  COM   78387G10#######  181,000           X                     Wafra I
X
Schlumberger Ltd  COM   80685710#######   48,400           X                     Wafra I
X
Schwab (Charles)  COM   80851310#######   13,000           X                     Wafra I
X
Shoe Carnival In  COM   82488910#######   58,100           X                     Wafra I
X
Signal Technolog  COM   82667510#######   41,800           X                     Wafra I
X
Silicon Storage   COM   82705710#######   27,000           X                     Wafra I
X
Southwest Airlin  COM   84474110#######  200,850           X                     Wafra I
X
Spieker Properti  COM   84849710#######   29,300           X                     Wafra I
X
Sprint Corp (Fon  COM   85206110#######   28,900           X                     Wafra I
X
Starbucks Corp.   COM   85524410#######   32,000           X                     Wafra I
X
Starmedia Networ  COM   85554610#######   20,500           X                     Wafra I
X
Steinway Musical  COM   85849510#######   36,800           X                     Wafra I
X
Stericycle Inc.   COM   85891210#######   40,000           X                     Wafra I
X
Stillwater Minin  COM   86074Q10#######   27,000           X                     Wafra I
X
Student Advantag  COM   86386Q10#######   20,000           X                     Wafra I
X
Sun Microsystems  COM   86681010#######   92,500           X                     Wafra I
X
Sykes Enterprise  COM   87123710#######   10,000           X                     Wafra I
X
Tarrant Apparel   COM   87628910#######   32,500           X                     Wafra I
X
Texas Instrument  COM   88250810#######   67,700           X                     Wafra I
X
Textron Inc.      COM   88320310#######   50,800           X                     Wafra I
X
Titan Corp.       COM   88826610#######   21,000           X                     Wafra I
X
Tommy Hilfiger    COM   G8915Z10#######   31,500           X                     Wafra I
X
Transmedia Netwo  COM   89376730$74,000   29,600           X                     Wafra I
X
Transmontaigive   COM   89393410#######   39,900           X                     Wafra I
X
TUT Systems       COM   90110310#######   19,500           X                     Wafra I
X
Tyco Internation  COM   90212410#######  136,800           X                     Wafra I
X
U.S. Foodservice  COM   90331R10#######   40,000           X                     Wafra I
X
United Technolog  COM   91301710#######   14,500           X                     Wafra I
X
Universal Food C  COM   91353810#######   32,000           X                     Wafra I
X
USX-Marathon Gro  COM   90290582#######  115,100           X                     Wafra I
X
Viad Corp.        COM   92552R10#######   28,000           X                     Wafra I
X
Vintage Petroleu  COM   92746010#######   38,800           X                     Wafra I
X
Visio Corp.       COM   92791410#######   20,000           X                     Wafra I
X
Vornado Realty    COM   92904210#######   25,200           X                     Wafra I
X
Wal-Mart Stores   COM   93114210#######  210,800           X                     Wafra I
X
Warner-Lambert C  COM   93448810#######   60,800           X                     Wafra I
X
Wendy's Int'l In  COM   95059010#######  134,500           X                     Wafra I
X
Weyerhaeuser Co.  COM   96216610#######   85,600           X                     Wafra I
X
Williams Co.      COM   96945710#######   23,000           X                     Wafra I
X
Wink Communicati  COM   97416810#######   12,400           X                     Wafra I
X
Winstar Communic  COM   97551510#######   12,500           X                     Wafra I
X
Xpedior Inc.      COM   98413B10#######   30,000           X                     Wafra I
X
Column Total                    ####### #######

                                                        FORM 13F
(SEC USE ONLY)
                                                        ########
                                                        Name of Reporting Manager
                                                        Item 6:
Item 8:
Item 1:         Item 2: Item 3: Item 4: Item 5:         Investment Discretion   Item 7:
Voting Authority Shares
                 Title           Fair   Shares of       (a) Sole(b) Shar(c) SharManagers
Name of Issuer  of ClassCusip NoMarket VPrincipal               As Defin Other  See
Inst(a) Sole(b) Shar(c) None
                                                                in Instr. V
